Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
OPERATING ACTIVITIES:
Net loss	$ (719)	$ (891)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	68	26
Stock-based compensation	53	41
Change in allowance for doubtful accounts	(22)	55
Changes in operating assets and liabilities:
Accounts receivable	(229)	(550)
Inventory	86	(526)
Prepaid expenses and other current assets	(72)	107
Accounts payable	(260)	680
Accrued expenses	51	37
Taxes payable	(1)	(8)
Other liabilities	2	(1)
Net cash used in operating activities	(1,043)	(1,030)
INVESTING ACTIVITIES:
Purchase of fixed assets	(14)
Net cash used in investing activities	(14)
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	9
Payment of taxes on RSU withholding		(6)
Net cash provided by (used in) financing activities	9	(6)
Net decrease in cash and cash equivalents	(1,048)	(1,036)
Effect of exchange rate changes on cash	11	(29)
Cash and cash equivalents, beginning of period	4,614	5,969
Cash and cash equivalents, end of period	3,577	4,904
Supplemental disclosure:
Income taxes	6	6
Supplemental disclosure of non-cash transactions:
Conversion of notes payable	763
Recognition of lease liability and right-of-use asset		556
Beneficial conversion feature on convertible notes	$ 2	$ 3